Restatement of Previously Issued Consolidated Financial Statements	12 Months Ended
Dec. 31, 2025
Restatement of Previously Issued Consolidated Financial Statements
Restatement of Previously Issued Consolidated Financial Statements

Note 2: Restatement of Previously Issued Consolidated Financial Statements

In connection with the preparation of the Company’s consolidated financial statements as of and for the fiscal year ended December 31, 2025, the Company discovered errors relating to certain inputs and assumptions used in the valuation models for the Company’s SAFE Notes and stock-based compensation expense, which were used to record the fair value of the SAFE Notes and stock-based compensation expense for various equity agreements. The errors resulted in an overstatement of the fair value of SAFE Notes and an understatement of stock-based compensation expense.

As previously announced in the Company’s Current Report on Form 8-K filed with the SEC on April 9, 2026, on April 9, 2026, the Audit Committee of the Company’s board of directors, in consultation with management, concluded that the audited consolidated financial statements for the fiscal year ended December 31, 2024 and for the period from July 17, 2023 (inception) through December 31, 2023, and the unaudited condensed consolidated financial statements for the six month periods ended June 30, 2024 and 2025, and the three- and nine-month periods ended September 30, 2024 and 2025 of the Company could no longer be relied upon as a result of the misstatement.

Furthermore, the misstatement was evaluated under both rollover and iron curtain methods in accordance with ASC 250, and determined to be quantitatively material to certain previously issued financial statements of the Company and as a result, the Company has restated its consolidated financial statements for the periods presented herein. The restatement includes adjustments to SAFE Notes, stock-based compensation expense, net loss, and net loss per share.

The misstatement had no material impact on reported cash flows during the period, as the valuations pertained to non-cash transactions.

Although management did not conduct a formal assessment of internal control over financial reporting in accordance with Section 215.02 of the SEC Division of Corporation Finance’s Regulation S-K Corporation Finance Interpretations, as a result of the misstatement and the related restatement, the Company identified material weaknesses in its internal control over financial reporting, which caused its management to conclude that the Company did not maintain effective internal control over financial reporting as of December 31, 2024 and 2025 due to lack of formal controls and standardized procedures related to financial reporting and historical equity accounting processes.

The impacts of the restatement are summarized below:

Consolidated Balance Sheet – As of January 1, 2024

	As Previously Reported	Adjustment	As Restated
Liabilities
SAFE Notes	$2,047,000	$(1,085,061)	$961,939
Total liabilities	$2,075,994	$(1,085,061)	$990,933
Total stockholders’ equity (deficit)	$(630,192)	$1,085,061	$454,869

Consolidated Balance Sheet – As of December 31, 2024

	As Previously Reported	Adjustment	As Restated
SAFE Notes subscription receivable	$110,000	(10,000)	$100,000
Total assets	$6,873,001	$(10,000)	$6,863,001
Liabilities
SAFE Notes	$15,224,665	$(4,441,280)	$10,783,385
Total liabilities	$15,386,102	$(4,441,280)	$10,944,822
Total stockholders’ deficit	$(8,513,101)	$4,431,280	$(4,081,821)

Consolidated Statement of Operations – For the year ended December 31, 2024

	As Previously Reported	Adjustment	As Restated
Operating expenses:
General and administrative expenses	$2,419,009	$1,022,811	$3,441,820
Research and development expenses	$643,642	$17,541	$661,183
Other non-operating income (expense):
Change in fair value of SAFE Notes	$(4,987,665)	$3,356,219	$(1,631,446)
Net loss	$(8,029,236)	$2,315,867	$(5,713,369)
Basic and diluted weighted average shares outstanding of common stock	13,877,567	(3,840,316)	10,037,251
Basic and diluted net loss per share of common stock	$(0.58)	$0.01	$(0.57)

Consolidated Statement of Stockholders’ Equity (Deficit) for the year ended December 31, 2024

	As Previously Reported	Adjustment	As Restated
Balance at December 31, 2023	$(630,235)	$1,090,496	$460,261
Stock-based compensation	146,327	1,024,960	1,171,287
Net loss	(8,029,236)	2,315,867	(5,713,369)
Balance at December 31, 2024	$(8,513,101)	$4,431,280	$(4,081,821)

Consolidated Statement of Cash Flows for the year ended December 31, 2024

	As Previously Reported	Adjustment	As Restated
Cash flows from operating activities:
Net loss	$(8,029,236)	$2,315,867	$(5,713,369)
Change in fair value of SAFE Notes	4,987,665	(3,356,219)	1,631,446
Stock-based compensation	140,935	1,030,352	1,171,287

All referenced amounts for prior period in these financial statements and the notes herein reflect the balances and amounts on a restated basis.